Offsets	Sep. 15, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	New Pacific Metals Corp.
Form or Filing Type	F-10
File Number	333-257344
Initial Filing Date	Jun. 24, 2021
Fee Offset Claimed	$ 21,820.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Common Shares, Preferred Shares, Debt Securities, Warrants, Units and Subscription Receipts
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 200,000,000.00
Termination / Withdrawal Statement	On June 24, 2021, the registrant initially filed a Registration Statement on Form F-10 (File No. 333-257344) (the "2021 Registration Statement"), which registered an aggregate principal amount of $200,000,000 of common shares, preferred shares, debt securities, warrants, units and subscription receipts to be offered by the registrant from time to time. No securities were sold pursuant to the 2021 Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the Registrant is carrying forward to this registration statement $21,820 that was previously paid in connection with the Registrant's 2021 Registration Statement (File No. 333-257344). The Registrant has terminated or completed any offering that included the unsold securities under the 2021 Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	New Pacific Metals Corp.
Form or Filing Type	F-10
File Number	333-273541
Initial Filing Date	Jul. 31, 2023
Fee Offset Claimed	$ 220.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Common Shares, Preferred Shares, Debt Securities, Warrants, Units and Subscription Receipts
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 200,000,000.00
Termination / Withdrawal Statement	On July 31, 2023, the registrant initially filed a Registration Statement on Form F-10 (File No. 333-273541) (the "2023 Registration Statement"), which registered an aggregate principal amount of $200,000,000 of common shares, preferred shares, debt securities, warrants, units and subscription receipts to be offered by the registrant from time to time. No securities were sold pursuant to the 2023 Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the Registrant is carrying forward to this registration statement $220 that was previously paid in connection with the Registrant's 2023 Registration Statement (File No. 333-273541). The Registrant has terminated or completed any offering that included the unsold securities under the 2023 Registration Statement.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	New Pacific Metals Corp.
Form or Filing Type	F-10
File Number	333-257344
Filing Date	Jun. 24, 2021
Fee Paid with Fee Offset Source	$ 21,820.00
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	New Pacific Metals Corp.
Form or Filing Type	F-10
File Number	333-273541
Filing Date	Jul. 31, 2023
Fee Paid with Fee Offset Source	$ 220.00